Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss	12 Months Ended
Dec. 31, 2025
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss
Note 22:	Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss

a.	Additional information on Revenues:

Major customers:
MTEC contributed 33%, 34% and 10% of the Company’s total revenues in 2025, 2024 and 2023 respectively. BARDA contributed 30%, 31% and 56% of the Company’s total revenues in 2025, 2024 and 2023 respectively. Vericel contributed 6%, 12% and 4% of the Company’s total revenues in 2025, 2024 and 2023 respectively (see also note 18).

No other customer contributed 10% or more of the Company’s revenues in 2025, 2024 and 2023.

Geographic information:
The revenues reported in the financial statements are based on the location of the customers, as follows:

	Year ended December 31
	2025	2024	2023

USA (see also note 18a, 18b, 18c)	11,784	15,463	13,078
Germany	817	824	949
Italy	1,002	817	1,016
Spain	1,291	840	1,042
Rest of the world	2,065	2,278	2,601

	16,959	20,222	18,686

b.	Cost of Revenues:

1.	Cost of Revenues from sale of products

	Year ended December 31
	2025	2024	2023

Salary and benefits (including share-based compensation)	2,685	2,634	2,703
Subcontractors	226	128	230
Depreciation and amortization	591	630	672
Cost of materials	1,120	1,282	916
Other manufacturing expenses	1,229	1,162	1,207
Decrease (increase) in inventory of finished products	(1,124)	604	(801)

	4,727	6,440	4,927

2.	Cost of Revenues from development services

	Year ended December 31
	2025	2024	2023

Salary and benefits	2,319	1,771	1,995
Subcontractors	6,627	9,357	8,182

	8,946	11,128	10,177

3.	Cost of Revenues from license agreements and royalties

	Year ended December 31
	2025	2024	2023

Salary and benefits	-	-	4
Royalties payments	32	20	-

	32	20	4

c.	Research and development expenses:

	Year ended December 31
	2025	2024	2023

Salary and benefits (including share-based compensation)	4,927	4,788	3,148
Subcontractors	7,552	2,262	2,833
Depreciation and amortization	831	624	396
Cost of materials	635	716	785
Other research and development expenses	375	488	305

Total Research and development	14,320	8,878	7,467

d.	Selling and marketing expenses:

	Year ended December 31
	2025	2024	2023

Salary and benefits (including share-based compensation)	1,861	1,713	1,991
Marketing and consulting	1,502	1,477	1,637
Depreciation and amortization	35	27	50
Shipping and delivery	511	411	356
Registration and marketing license fees	1,856	1,308	810

	5,765	4,936	4,844

e.	General and administrative expenses:

	Year ended December 31
	2025	2024	2023

Salary and benefits (including share‑based compensation)	5,063	4,854	3,521
Professional fees	2,229	2,269	2,189
Depreciation and amortization	253	201	185
Other	903	878	873

	8,448	8,202	6,768

f.	Other (income) expenses:

The other one-time income amounted to $211 for the year ended December 31, 2023, was associated with the termination of sublease agreement (see note 10a).

g.	Financial income and expense:

	Year ended December 31
	2025	2024	2023
Financial income:

Interest income	1,859	2,048	2,341
Revaluation of Warrants	2,158	-	8,310

	4,017	2,048	10,651
Financial expense:

Revaluation of liabilities in respect of IIA grants	380	752	427
Financing income on net investment in lease	625	526	274
Finance expenses in respect of deferred income	-	-	8
Revaluation of liabilities in respect of TEVA	-	770	468
Exchange differences, net	1,418	24	654
Revaluation of Warrants	-	10,704	-
Other	38	35	61

	2,461	12,811	1,892

Financial income (expenses), net	1,556	(10,763)	8,759